1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

December 14, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares FTSE NAREIT Mortgage Plus Capped Index Fund, a series of iShares Trust

Securities Act File No. 333-92935

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated December 2, 2011 to the Prospectus and Statement of Additional Information, each dated September 1, 2011, for iShares FTSE NAREIT Mortgage Plus Capped Index Fund. The purpose of the filing is to submit the 497 filing dated December 2, 2011 in XBRL for the Fund.

Any questions or comments should be directed to the undersigned at (202) 303-1124.

Very truly yours,

/s/ Benjamin J. Haskin
Benjamin J. Haskin

Enclosures

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